Accumulated retained earnings - Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	€ 49,196	47,438	47,601
Percentage of share capital required to be maintained in the legal reserve	20.00%
Equity Investments
Disclosure of reserves within equity [line items]
Restricted reserves	€ 2,798	2,543	2,460
Legal reserve	1,734	1,734	1,734
Own shares	737	755	672
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	284	11	11
Unrestricted reserves	7,701	4,243	10,422
Voluntary reserves	7,917	6,123	6,128
Consolidation reserves attributable to the Bank	(216)	(1,880)	4,294
Reserves of subsidiaries	49,196	47,438	47,601
Reserves of entities accounted for using the equity method	1,553	1,572	1,504
Accumulated retained earnings and other reserves	€ 61,248	€ 55,796	€ 61,987